                              OPPENHEIMER DIVIDEND GROWTH FUND
                         Supplement dated December 15, 2006 to the
                              Prospectus dated August 1, 2006

This supplement amends the Prospectus dated August 1, 2006 of Oppenheimer Dividend Growth
Fund (the "Fund") and is in addition to the supplements dated August 22, 2006 and October
12, 2006.

Effective December 15, 2006, the Prospectus is changed as follows:

The section titled "How to Buy Shares - Paying by Federal Funds Wire" on page 11 is deleted in its entirety and is replaced by the following:

   Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions

The section titled "How to Buy Shares - What is the Minimum Amount You Must Invest" on page
12 is deleted in its entirety and is replaced by the following:

   WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available, including under the following special investment plans:
   o  If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special Investor
      Services," you can start your account with as little as $500.
   o  By using an Asset Builder Plan or Automatic Exchange Plan (details are in the
      Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1,
      2002, the minimum additional investment will remain $25.
   o  A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
   o  The minimum investment requirement does not apply to reinvesting dividends from the
      Fund or other Oppenheimer funds (a list of them appears in the Statement of
      Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

The section titled "Other Special Sales Charge Arrangements and Waivers - Reinvestment
Privilege" on page 18 is revised by deleting that section in its entirety and replacing it with the following:

   Reinvestment Privilege -  Within six months of a redemption of certain Class A and Class
   B shares, the proceeds may be reinvested in Class A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

December 15, 2006                                            PS0560.002

                    OPPENHEIMER DIVIDEND GROWTH FUND
               Supplement dated December 15, 2006 to the
        Statement of Additional Information dated August 1, 2006

This supplement amends the Statement of Additional Information, dated
August 1, 2006, of Oppenheimer Dividend Growth Fund (the "Fund").

Effective December 15, 2006, the Statement of Additional Information is
revised as follows:

1. The section titled "About Your Account - How to Buy Shares -
   AccountLink" on page 59 is deleted in its entirety and is replaced by the following:

     AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must
     invest at least $500 before an Asset Builder Plan (described below) can be established on a new account. Accounts
     established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the
     regular business day the Distributor is instructed to
     initiate the Automated Clearing House ("ACH") transfer to
     buy the shares. Dividends will begin to accrue on shares
     purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock
     Exchange (the "NYSE"). The NYSE normally closes at 4:00
     p.m., but may close earlier on certain days. If Federal
     Funds are received on a business day after the close of the
     NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of
     ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the
     ACH transfer are not received on a timely basis, the
     Distributor reserves the right to cancel the purchase order.
     The Distributor and the Fund are not responsible for any
     delays in purchasing shares resulting from delays in ACH
     transmissions.

2.    The first paragraph of the section titled "About Your Account -
   How to Buy Shares - Asset Builder" on page 63 is deleted in its entirety and is replaced by the following:

     Asset Builder Plans. As explained in the Prospectus, you
     must initially establish your account with $500.
     Subsequently, you can establish an Asset Builder Plan to
     automatically purchase additional shares directly from a
     bank account for as little as $50. For those accounts
     established prior to November 1, 2002 and which have
     previously established Asset Builder Plans, additional
     purchases will remain at $25. Shares purchased by Asset
     Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in
     the Prospectus. Asset Builder Plans are available only if
     your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

3.    The section titled "About Your Account - How to Sell Shares -
   Reinvestment Privilege" on page 69 is deleted in its entirety and is replaced by the following:

     Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption
     proceeds of:
o     Class A shares purchased subject to an initial sales charge or
         Class A shares on which a contingent deferred sales
         charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

           The reinvestment may be made without sales charge only
     in Class A shares of the Fund or any of the other
     Oppenheimer funds into which shares of the Fund are
     exchangeable as described in "How to Exchange Shares" below.
     Reinvestment will be at the net asset value next computed
     after the Transfer Agent receives the reinvestment order.
     The shareholder must ask the Transfer Agent for that
     privilege at the time of reinvestment. This privilege does not apply to Class C and Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

           Any capital gain that was realized when the shares
     were redeemed is taxable, and reinvestment will not alter
     any capital gains tax payable on that gain. If there has
     been a capital loss on the redemption, some or all of the
     loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or
     another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or
     increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption
     proceeds.

December 15, 2006                                                 PX0560.002